Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Consolidated statement of comprehensive income
Net income	$ 62,638	$ 70,251	$ 63,149
Other comprehensive income (loss), net of tax
Gains/(losses) on derivative instruments, net of tax effects of $201 and $(197)	1,418	(1,412)
Unrealized gains/(losses) on pension plan, net of tax effects of $(69), $40 and $28	580	(205)	(378)
Translation adjustments with no tax effects	(1,903)	(664)	(47)
Total other comprehensive income/ (loss)	95	(2,281)	(425)
Comprehensive income	62,733	67,970	62,724
Comprehensive income attributable to the Group	$ 62,733	$ 67,970	$ 62,724